Employee Benefit Plan, Fair Value and NAV (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value
EBP, Investment, Fair Value and NAV
The following tables illustrate the fair value hierarchy for those assets measured at fair value on a recurring basis at December 31, 2025 and 2024. The Plan did not have any liabilities carried at fair value or any Level 2 or Level 3 assets at or during the years ended December 31, 2025 and 2024.

At December 31, 2025	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Registered investment companies:
Large cap funds	$456,422,399	$—	$—	$456,422,399
Mid cap funds	156,726,598	—	—	156,726,598
Small cap funds	45,583,483	—	—	45,583,483
Balanced funds	498,779,808	—	—	498,779,808
International funds	102,378,127	—	—	102,378,127
Bond funds	79,410,421	—	—	79,410,421
Total registered investment companies	1,339,300,836	—	—	1,339,300,836
Cincinnati Financial Stock Fund:
Cincinnati Financial Corporation Common Stock	78,738,274	—	—	78,738,274
Stock Purchase Account - Fidelity Government Cash Reserves Fund	10,227	—	—	10,227
Total Cincinnati Financial Stock Fund	78,748,501	—	—	78,748,501
Vanguard Federal Money Market Fund	35,699,186	—	—	35,699,186
Self-directed brokerage accounts	56,984,108	—	—	56,984,108
Total	$1,510,732,631	$—	$—	$1,510,732,631

At December 31, 2024
Registered investment companies:
Large cap funds	$389,296,692	$—	$—	$389,296,692
Mid cap funds	145,924,196	—	—	145,924,196
Small cap funds	48,462,527	—	—	48,462,527
Balanced funds	395,825,234	—	—	395,825,234
International funds	79,843,708	—	—	79,843,708
Bond funds	69,142,923	—	—	69,142,923
Total registered investment companies	1,128,495,280	—	—	1,128,495,280
Cincinnati Financial Stock Fund:
Cincinnati Financial Corporation Common Stock	67,163,116	—	—	67,163,116
Stock Purchase Account - Fidelity Government Cash Reserves Fund	9,133	—	—	9,133
Total Cincinnati Financial Stock Fund	67,172,249	—	—	67,172,249
Vanguard Federal Money Market Fund	38,564,178	—	—	38,564,178
Self-directed brokerage accounts	41,959,606	—	—	41,959,606
Total	$1,276,191,313	$—	$—	$1,276,191,313